Inventories	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories
Inventories comprise the following:

	2021			2020			2019
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,344	(66)	1,278	1,051	(76)	975	1,163	(76)	1,087
Work in process	5,579	(554)	5,025	5,398	(542)	4,856	5,104	(582)	4,522
Finished goods	2,696	(284)	2,412	2,739	(218)	2,521	2,629	(244)	2,385
Total	9,619	(904)	8,715	9,188	(836)	8,352	8,896	(902)	7,994
Allowances include write-downs of products on hand pending marketing approval, except in specific circumstances where it is possible to estimate that recovery of the value of inventories as of the end of the reporting period is highly probable.
Inventories pledged as security for liabilities amounted to €20 million as of December 31, 2021 (versus €17 million as of December 31, 2020 and €15 million as of December 31, 2019).